Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Interest, net of amounts capitalized	$ 4,429	$ 2,122	$ 1,971